Fees Summary	Feb. 12, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 239,913,000.00
Previously Paid Amount	0.00
Total Fee Amount	33,131.99
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 33,131.99
Narrative - Max Aggregate Offering Price	$ 239,913,000.00
Final Prospectus	true